STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

November 24, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:           Dreyfus BNY Mellon Funds, Inc.
(Registration Nos:  333-192305 and 811-22912)

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 16 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment relates to Post-Effective Amendment No. 12 ("Amendment No. 12") to the Registration Statement, filed with the Securities and Exchange Commission (the "Commission") on September 12, 2014 for the purpose of adding a new series to the Company: Dreyfus Emerging Markets Debt U.S. Dollar Fund (the "fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on Amendment No. 12 that were provided to the undersigned by Karen L. Rossotto of the Staff via telephone on October 27, 2014 and to make certain other revisions.  The prospectus for the fund and the statement of additional information ("SAI") included in the Amendment are marked to indicate changes from those versions filed as part of Amendment No. 12.

Our responses to the Staff's comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.

Prospectus

Fund Summary—Fees and Expenses

1.
Staff Comment:  Please clarify whether the contract with The Dreyfus Corporation ("Dreyfus") regarding the waiver of fees and/or the assumption of fund expenses referenced in the third footnote to the fee table (the "Expense Limitation Agreement") will remain in effect for no less than one year after the effective date of the Registration Statement.

Response: It is noted in the third footnote to the fee table that the Expense Limitation Agreement will remain in effect until December 31, 2015.

2.
Staff Comment:  Please confirm whether the board of directors may terminate the Expense Limitation Agreement prior to the termination date noted.  If the board may terminate the Expense Limitation Agreement prior to such date, please so disclose.  Please also disclose if Dreyfus may recoup any fees waived or expenses reimbursed pursuant to the Expense Limitation Agreement, along with the terms of such recoupment.

Response:  The Expense Limitation Agreement may only be terminated prior to the termination date noted upon termination of the Management Agreement between the Company, on behalf of the fund, and Dreyfus.  Amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are not subject to recoupment by Dreyfus.

Fund Summary—Principal Investment Strategy

3.
Staff Comment:  The fund states that it "normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in emerging market bonds and other debt instruments denominated in U.S. dollars, and in derivative instruments that provide investment exposure to such securities" (the "80% Policy").  Please disclose the types of "other debt instruments" and "derivative instruments" that the fund includes in its 80% Policy.

Response:  As required by Form N-1A, we have described only the securities that the fund invests in as part of its principal investment strategy in the summary section.  As described in the second sentence of the first paragraph, "[t]he fund's investments in . . . other debt instruments consist principally of . . . notes, including loan participation notes (LPNs)."  Investments in derivatives will not be a part of the fund's principal investment strategy.  Please see the response to Comment No. 9.  However, any derivative or strategic instrument that provides investment exposure to emerging market bonds and other debt instruments denominated in U.S. dollars, or that have economic characteristics similar to such bonds or other debt instruments, will be included for purposes of determining the fund's compliance with its 80% Policy.

4.
Staff Comment:  To the extent that the fund includes derivative instruments for the purpose of determining compliance with its 80% Policy and Rule 35d-1 under the 1940 Act, please supplementally confirm that such derivatives will be the "economic equivalent" of an emerging market debt instrument denominated in U.S. dollars, and that the fund will value those derivatives at market (rather than notional) value.

Response:  We have been advised by fund management that any derivative or other strategic instrument that will be included for the purpose of determining compliance with the fund's 80% Policy and Rule 35d-1 will provide investment exposure to emerging market bonds and other debt instruments denominated in U.S. dollars, or will have economic characteristics similar to such bonds or other debt instruments (see Investment Company Names, Investment Company Act Release No. 24828, at n.26 (Jan. 17, 2001) (the "Names Release")), and such derivatives or other strategic instruments will be valued at market (rather than notional) value.

5.	Staff Comment: Please disclose what the fund considers to be a "quasi-sovereign debt instrument," for example, by including a shortened version of the description provided in Item 9(a).

Response:  The second sentence of the first paragraph has been revised as follows: "The fund's investments in bonds and other debt instruments consist principally of U.S. dollar-denominated emerging market sovereign, quasi-sovereign (i.e., a government supported, backed or majority-owned company or agency) and corporate bonds and notes, including loan participation notes (LPNs)."

6.	Staff Comment: Please add disclosure describing the duration and maturity of the fund's portfolio.

Response:  The following sentence from Fund Details—Goal and Approach has been added as the last sentence of the second paragraph:  "There are no restrictions on the average maturity or duration of the fund's portfolio or on the maturities or duration of the individual debt securities the fund may purchase."

7.
Staff Comment:  As stated in the last sentence of the first paragraph, one basis the fund uses to determine whether a company is economically tied to an emerging market is that a company is "organized" in an emerging market country.  Please explain how a company whose sole nexus with an emerging market country is that it is "organized" in such a country is exposed to the economic fortunes and risks of that country.  See the Names Release.

Response:  We understand the Names Release as stating that the two-part test in Rule 35d-1(a)(3)(i) and (ii) for funds with names suggesting investment in certain geographic regions is an expansion of the three criteria specified in Rule 35d-1 as originally proposed, which included "organized under the laws of the country or of a country within the geographic region suggested by the company's name."1  The Names Release explains that the specific criteria would be "too restrictive" and that the disclosure approach being adopted would allow an investment company the flexibility to invest in "additional types of investments that are not addressed by the three proposed criteria" (emphasis added),2 implying that the three criteria are a subset of the "tied economically" standard as adopted in the final rule.3

8.
Staff Comment:  The last sentence of the second paragraph states that "[t]he fund is not restricted as to credit quality when making investments in debt securities."  Please disclose specifically that the fund may invest in high yield or "junk" securities.

Response:  The referenced sentence has been revised as follows: "The fund is not restricted as to credit quality when making investments in debt securities and may invest in securities rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent.  Emerging market countries in which the fund invests may have sovereign ratings that are below investment grade or are unrated."

9.
Staff Comment:  The third paragraph says that the fund may invest in derivative or other strategic instruments, but only "to a limited extent."  If investing in derivatives is not a principal investment strategy of the fund, please move this disclosure to the response to Item 9(a).

Response: Investing in derivatives will not be a principal investment strategy of the fund. The referenced paragraph has been deleted.

10.
Staff Comment:  The third paragraph states that the fund may invest in "swap agreements (including . . .  credit default swap agreements)."  Please confirm that, if the fund intends to enter into credit default swap agreements as a seller of credit protection, it will segregate liquid assets equal to the full notional value of these swaps.

Response:  We have been advised by fund management that, if the fund enters into credit default swap agreements as a seller of credit protection, it will segregate liquid assets equal to the full notional value of these swaps.

Fund Summary—Principal Investment Risks

11.
Staff Comment:  The last sentence of Foreign investment risk states that "[t]o the extent the fund's investments are concentrated in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds."  Please consider using a word other than "concentrated" (e.g., "focused") as the fund is not concentrated (as defined in the 1940 Act).  Additionally, if the fund's investments will be focused in certain countries or regions, please disclose this fact in the summary.

Response:  We have changed the word "concentrated" to "focused."  Additionally, we have added the following sentence to Fund Summary—Principal Investment Strategy and Fund Details—Goal and Approach:  "There is no minimum or maximum investment amount in any particular country or region.  Generally, the fund's investments are spread across all regions of emerging markets."

12.	Staff Comment: In Derivatives risk, please tailor the disclosure to describe the risks presented by derivatives in which the fund may invest as a principal investment strategy.

Response:  The referenced paragraph has been deleted because investing in derivatives will not be a principal investment strategy of the fund.  Please see the response to Comment No. 9.  Please note that Derivatives risk in Fund Details—Investment Risks covers futures contracts and is tailored to address the specific risks of forward contracts and swap agreements, including illiquidity risk, counterparty risk, credit risk and pricing risk.

Fund Details—Goal and Approach

13.
Staff Comment:  The penultimate sentence of the first paragraph states:  "The fund's emerging market bond investments also may include bonds and other debt issued by central banks and other fixed-income securities or instruments that provide investment exposure to emerging market debt."  Please disclose any instruments other than derivative instruments that the fund will use to gain exposure to emerging market debt instruments denominated in U.S. dollars.

Response:  As required by Item 9(a) of Form N-1A, the fund has disclosed the types of securities in which it will principally invest.  See the fourth sentence of the first paragraph:  "The fund's investments in bonds and other debt instruments consist principally of U.S. dollar-denominated emerging market sovereign, quasi-sovereign and corporate bonds and notes, including loan participation notes (LPNs)."

Fund Details—Investment Risks

14.
Staff Comment:  Forward commitments risk is included as an additional risk of investing in the fund, but forward contracts are included in the third paragraph of Fund Summary—Principal Investment Strategy.  Please move Forward commitments risks to the summary if investing in forward contracts is expected to be a principal investment strategy.

Response:  Please note that this risk addresses purchasing or selling a security on a forward commitment basis, rather than forward contracts, which are derivative instruments.  Forward commitments are addressed in the last sentence of the penultimate paragraph in Fund Details—Goal and Approach.

15.
Staff Comment:  Portfolio turnover risk is included as an additional risk of investing in the fund.  If the fund anticipates active trading (portfolio turnover of greater than 100%), please so disclose in the summary section.

Response: The fund does not anticipate portfolio turnover of greater than 100% under normal market conditions.

Performance Information for Related Accounts

16.
Staff Comment:  The first sentence states that "the fund's portfolio managers follow substantially the same investment policies and strategies managing the fund's assets as they do managing discretionary investment management accounts (collectively, the "Related Account Composite")."  Please add the word "objective" after the first instance of the word "investment."

Response: The requested change has been made.

17.	Staff Comment: Please disclose that the Related Account Composite includes all accounts that follow substantially the same investment objectives, policies and strategies as the fund.

Response:  All accounts using substantially the same investment objectives, policies and strategies as the fund ("Related Accounts") are presented.  Please see the response to Comment No. 19.  We have revised the disclosure to clarify that performance information is presented for only one other account by eliminating the word "composite."

18.
Staff Comment:  Please confirm to us that the performance results of the Related Account Composite are presented net of all fees and expenses of the Related Accounts, including any sales loads charged to the Related Accounts.

Response:  Performance results are presented net of trading expenses and investment management fees.  We have also presented the performance results of the Related Account both net and gross of sales loads charged by the Related Account.  Additionally, we revised the seventh sentence of the second paragraph as follows:  "Investors in the Related Account may be subject to a maximum initial sales charge (load) of 4.00%. The performance information for the Related Account is shown with and without the maximum sales charge to investors in the Related Account, but does not reflect the deduction of any applicable fund sales charges which, if reflected, would reduce the performance quoted."

19.	Staff Comment: Please explain why there is a minimum asset requirement for inclusion in the Related Account Composite and, in doing so, explain why this requirement is not misleading.

Response: No Related Accounts have been excluded from the presentation of related performance. We have deleted the reference to the minimum asset requirement.

20.
Staff Comment:  The performance of the Related Account Composite is currently disclosed for the one-year, three-year and since-inception periods.  Please disclose the performance of the Related Account Composite for one-year, five-year, ten-year and since-inception periods, rather than the three-year period.

Response:  The Registrant respectfully declines the comment.  We have not been able to identify any Staff no-action letters that prohibit the use of three-year performance numbers in the presentation of composite performance information of related accounts.  In fact, in Bramwell Growth Fund (pub. avail. August 7, 1996) (permitting inclusion in a fund's prospectus of prior performance of the fund's portfolio manager) the applicant included three-year related account performance data.

SAI

21.
Staff Comment:  The second sentence of the fund's fundamental policy with respect to industry concentration states that:  "Securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities are not considered to be the securities of issuers in a single industry for purposes of this Fundamental Policy."  Please confirm that the fund is not excluding securities issued or guaranteed by governments other than the U.S. Government or by foreign supranational entities when calculating compliance with its concentration policy, and that the purpose of this statement is to disclose that the fund will not consider "foreign governments and foreign supranational entities" to be an industry.

Response:  We have been advised by fund management that the purpose of this statement is to disclose that the fund will not consider "foreign governments and foreign supranational entities" to be an industry, not to exclude from concentration calculations, for example, securities guaranteed by a foreign government or supranational entity.

* * * * *

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6658 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc:           Janna Manes

_____________________

1   See Names Release at n. 24, explaining that under the rule as proposed "an investment would have to have been in:  (i) securities of issuers that are organized under the laws of the country or of a country within the geographic region suggested by the company's name or that maintain their principal place of business in that country or region; (ii) securities that are traded principally in the country or region suggested by the company's name; or (iii) securities of issuers that, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the company's name or that have at least 50% of their assets in that country or region."

2   Names Release at II.A.2.

3   Rule 35d-1(a)(3)(i).

November 24, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

●	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

●	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Vice President